UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset Long Credit VIT
Class I	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Long Credit VIT for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I1	$20	0.41%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$282,245,103
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	879
Portfolio Turnover Rate	64%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Long Credit VIT	PAGE 1	7997-STSR-0826

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Long Credit VIT
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 88.0%
Communication Services — 10.0%
Diversified Telecommunication Services — 3.6%
AT&T Inc., Senior Notes	2.250%	2/1/32	$230,000	$200,202
AT&T Inc., Senior Notes	6.375%	3/1/41	50,000	52,966
AT&T Inc., Senior Notes	4.800%	6/15/44	110,000	94,556
AT&T Inc., Senior Notes	4.500%	3/9/48	200,000	160,388
AT&T Inc., Senior Notes	3.550%	9/15/55	1,590,000	1,024,644
AT&T Inc., Senior Notes	6.050%	8/15/56	1,010,000	981,514
Comcast Corp., Senior Notes	3.750%	4/1/40	190,000	151,953
Comcast Corp., Senior Notes	2.887%	11/1/51	910,000	516,132
Comcast Corp., Senior Notes	4.049%	11/1/52	480,000	336,749
Comcast Corp., Senior Notes	5.350%	5/15/53	350,000	301,988
Comcast Corp., Senior Notes	2.937%	11/1/56	1,090,000	590,796
Comcast Corp., Senior Notes	2.987%	11/1/63	10,000	5,207
Space Exploration Technologies Corp., Senior Notes	5.350%	7/15/31	350,000	349,178 (a)
Space Exploration Technologies Corp., Senior Notes	5.650%	7/15/33	480,000	477,277 (a)
Space Exploration Technologies Corp., Senior Notes	5.875%	7/15/36	50,000	49,367 (a)
Space Exploration Technologies Corp., Senior Notes	6.600%	7/15/46	470,000	457,368 (a)
Space Exploration Technologies Corp., Senior Notes	6.650%	7/15/56	470,000	453,746 (a)
Verizon Communications Inc., Junior Subordinated Notes (6.050% to 5/14/33 then 5 year Treasury Constant Maturity Rate + 1.813%)	6.050%	5/14/58	500,000	504,760 (b)
Verizon Communications Inc., Junior Subordinated Notes (6.200% to 5/14/36 then 5 year Treasury Constant Maturity Rate + 2.042%)	6.200%	5/14/56	480,000	485,447 (b)
Verizon Communications Inc., Senior Notes	1.500%	9/18/30	180,000	158,536
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	101,000	91,716
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	180,000	174,192
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	490,000	484,678
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	440,000	340,267
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	510,000	407,265
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	210,000	166,085
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	520,000	361,443
Verizon Communications Inc., Senior Notes	5.500%	2/23/54	530,000	500,405
See Notes to Financial Statements.
Western Asset Long Credit VIT 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	$250,000	$167,314
Total Diversified Telecommunication Services				10,046,139
Entertainment — 0.2%
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	270,000	198,131
Discovery Global Holdings Inc., Senior Notes	5.141%	3/15/52	9,000	6,053
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	200,000	199,396 (a)
Walt Disney Co., Senior Notes	6.650%	11/15/37	110,000	123,317
Total Entertainment				526,897
Interactive Media & Services — 4.0%
Alphabet Inc., Senior Notes	4.100%	2/15/31	110,000	108,110
Alphabet Inc., Senior Notes	4.500%	5/15/35	250,000	244,124
Alphabet Inc., Senior Notes	4.700%	11/15/35	360,000	352,841
Alphabet Inc., Senior Notes	4.800%	2/15/36	300,000	295,026
Alphabet Inc., Senior Notes	5.350%	11/15/45	170,000	165,025
Alphabet Inc., Senior Notes	5.500%	2/15/46	300,000	295,727
Alphabet Inc., Senior Notes	5.450%	11/15/55	170,000	163,077
Alphabet Inc., Senior Notes	5.650%	2/15/56	130,000	128,364
Alphabet Inc., Senior Notes	5.300%	5/15/65	370,000	339,590
Alphabet Inc., Senior Notes	5.750%	2/15/66	220,000	217,813
Meta Platforms Inc., Senior Notes	4.550%	5/15/31	730,000	726,278
Meta Platforms Inc., Senior Notes	3.850%	8/15/32	170,000	160,912
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	210,000	206,560
Meta Platforms Inc., Senior Notes	4.875%	5/15/33	930,000	921,868
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	220,000	216,090
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	180,000	175,236
Meta Platforms Inc., Senior Notes	5.250%	5/15/36	420,000	417,194
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	960,000	891,322
Meta Platforms Inc., Senior Notes	6.200%	5/15/46	1,020,000	1,021,277
Meta Platforms Inc., Senior Notes	5.400%	8/15/54	490,000	432,637
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	810,000	734,485
Meta Platforms Inc., Senior Notes	6.300%	5/15/56	220,000	219,138
Meta Platforms Inc., Senior Notes	5.750%	5/15/63	270,000	243,272
Meta Platforms Inc., Senior Notes	5.550%	8/15/64	60,000	52,471
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	1,940,000	1,744,023
Meta Platforms Inc., Senior Notes	6.450%	5/15/66	700,000	691,825
Total Interactive Media & Services				11,164,285
See Notes to Financial Statements.

Western Asset Long Credit VIT 2026 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	$20,000	$19,927
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	230,000	161,125
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	210,000	145,224
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	280,000	235,857
Fox Corp., Senior Notes	5.476%	1/25/39	330,000	319,949
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	840,000	931,441
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	920,000	946,675
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	410,000	366,859
Total Media				3,127,057
Wireless Telecommunication Services — 1.1%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	170,000	177,462
T-Mobile USA Inc., Senior Notes	2.400%	3/15/29	280,000	264,334
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	70,000	67,843
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	510,000	468,827
T-Mobile USA Inc., Senior Notes	5.300%	5/15/35	270,000	271,360
T-Mobile USA Inc., Senior Notes	5.000%	2/15/36	290,000	283,790
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	330,000	243,708
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	160,000	104,444
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	830,000	808,811
T-Mobile USA Inc., Senior Notes	5.850%	2/15/56	590,000	570,758
Total Wireless Telecommunication Services				3,261,337

Total Communication Services				28,125,715
Consumer Discretionary — 6.8%
Automobile Components — 0.1%
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	330,000	324,862 (a)
Automobiles — 0.7%
American Honda Finance Corp., Senior Notes	4.900%	1/10/34	210,000	205,926
BMW US Capital LLC, Senior Notes	4.850%	8/13/31	170,000	168,834 (a)
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	200,000	182,451
Ford Motor Credit Co. LLC, Senior Notes	7.122%	11/7/33	350,000	372,471
General Motors Co., Senior Notes	5.600%	10/15/32	50,000	51,196
See Notes to Financial Statements.
Western Asset Long Credit VIT 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Automobiles — continued
General Motors Co., Senior Notes	6.600%	4/1/36	$180,000	$193,251
General Motors Co., Senior Notes	6.250%	10/2/43	230,000	231,410
General Motors Co., Senior Notes	5.950%	4/1/49	160,000	154,225
Nissan Motor Acceptance Co. LLC, Senior Notes	6.950%	9/15/26	130,000	130,620 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	280,000	242,647 (a)
Total Automobiles				1,933,031
Broadline Retail — 1.7%
Alibaba Group Holding Ltd., Senior Notes	5.625%	11/26/54	400,000	397,598
Amazon.com Inc., Senior Notes	4.000%	3/13/29	250,000	247,364
Amazon.com Inc., Senior Notes	4.350%	3/20/33	400,000	389,477
Amazon.com Inc., Senior Notes	4.650%	11/20/35	460,000	447,517
Amazon.com Inc., Senior Notes	5.650%	3/13/46	330,000	326,869
Amazon.com Inc., Senior Notes	5.450%	11/20/55	420,000	397,395
Amazon.com Inc., Senior Notes	5.800%	3/13/56	270,000	268,466
Amazon.com Inc., Senior Notes	5.550%	11/20/65	590,000	551,740
Amazon.com Inc., Senior Notes	5.950%	3/13/66	480,000	477,604
Amazon.com Inc., Senior Notes	6.050%	3/13/76	450,000	448,991
MercadoLibre Inc., Senior Notes	4.900%	1/15/33	830,000	809,748
Total Broadline Retail				4,762,769
Diversified Consumer Services — 0.2%
Massachusetts Institute of Technology, Senior Notes	5.618%	6/1/55	370,000	378,518
Massachusetts Institute of Technology, Senior Notes	5.600%	7/1/2111	250,000	248,768
Total Diversified Consumer Services				627,286
Hotels, Restaurants & Leisure — 2.8%
Airbnb Inc., Senior Notes	5.250%	3/16/36	200,000	199,247
Brightstar Lottery PLC, Senior Secured Notes	5.250%	1/15/29	270,000	269,246 (a)
Carnival Corp. Ltd., Senior Notes	5.125%	5/1/29	810,000	809,136 (a)
Carnival Corp. Ltd., Senior Notes	5.750%	3/15/30	190,000	192,434 (a)
Carnival Corp. Ltd., Senior Secured Notes	7.875%	6/1/27	140,000	143,815
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,390,000	1,362,200 (a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.625%	3/1/36	460,000	451,047
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	180,000	182,210
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	260,000	251,176
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	80,000	82,194
McDonald’s Corp., Senior Notes	4.875%	12/9/45	180,000	162,711
See Notes to Financial Statements.

Western Asset Long Credit VIT 2026 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
McDonald’s Corp., Senior Notes	3.625%	9/1/49	$710,000	$518,246
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	200,000	194,970 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	420,000	411,583 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	100,000	100,967 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	50,000	50,435 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	80,000	81,785 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	210,000	213,020 (a)
Royal Caribbean Cruises Ltd., Senior Notes	4.750%	5/15/33	160,000	155,796
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	1/15/36	270,000	268,148
Royal Caribbean Cruises Ltd., Senior Notes	5.250%	2/27/38	310,000	300,385
Sands China Ltd., Senior Notes	4.375%	6/18/30	590,000	572,291
Sands China Ltd., Senior Notes	3.250%	8/8/31	690,000	627,952
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	200,000	195,900 (a)
Total Hotels, Restaurants & Leisure				7,796,894
Household Durables — 0.7%
PulteGroup Inc., Senior Notes	4.250%	3/1/31	1,450,000	1,417,073
PulteGroup Inc., Senior Notes	4.900%	3/1/36	190,000	185,353
Sekisui House US Inc., Senior Notes	6.000%	1/15/43	430,000	394,699
Total Household Durables				1,997,125
Specialty Retail — 0.6%
Dick’s Sporting Goods Inc., Senior Notes	4.000%	10/1/29	240,000	233,734 (a)
Home Depot Inc., Senior Notes	3.300%	4/15/40	50,000	40,124
Home Depot Inc., Senior Notes	3.625%	4/15/52	660,000	477,838
Home Depot Inc., Senior Notes	3.500%	9/15/56	130,000	90,089
Lowe’s Cos. Inc., Senior Notes	1.700%	10/15/30	170,000	150,433
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	110,000	78,576
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	390,000	305,637
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	460,000	450,880 (a)
Total Specialty Retail				1,827,311

Total Consumer Discretionary				19,269,278
Consumer Staples — 2.8%
Beverages — 0.2%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	660,000	672,590
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	3.500%	3/15/29	40,000	38,020 (a)
Kroger Co., Senior Notes	5.500%	9/15/54	360,000	337,904
Total Consumer Staples Distribution & Retail				375,924
See Notes to Financial Statements.
Western Asset Long Credit VIT 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Food Products — 0.9%
Gruma SAB de CV, Senior Notes	5.390%	12/9/34	$200,000	$198,875 (a)
Gruma SAB de CV, Senior Notes	5.761%	12/9/54	400,000	383,720 (a)
JBS NV/JBS USA Foods Group Holdings Inc./ JBS USA Food Co. Holdings, Senior Notes	5.950%	4/20/35	150,000	154,824
JBS NV/JBS USA Foods Group Holdings Inc./ JBS USA Food Co. Holdings, Senior Notes	5.625%	3/10/37	220,000	219,220 (a)
JBS NV/JBS USA Foods Group Holdings Inc./ JBS USA Food Co. Holdings, Senior Notes	6.375%	2/25/55	650,000	653,501
JBS NV/JBS USA Foods Group Holdings Inc./ JBS USA Food Co. Holdings, Senior Notes	6.400%	5/10/57	410,000	409,312 (a)
JM Smucker Co., Senior Notes	6.500%	11/15/43	200,000	215,533
Mars Inc., Senior Notes	5.200%	3/1/35	10,000	10,043 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	40,000	39,435 (a)
McCormick & Co. Inc., Senior Notes	4.700%	10/15/34	170,000	164,652
Mondelez International Inc., Senior Notes	2.625%	9/4/50	100,000	60,629
Total Food Products				2,509,744
Tobacco — 1.6%
Altria Group Inc., Senior Notes	5.800%	2/14/39	580,000	588,734
Altria Group Inc., Senior Notes	4.250%	8/9/42	320,000	264,119
Altria Group Inc., Senior Notes	3.875%	9/16/46	180,000	133,718
Altria Group Inc., Senior Notes	5.950%	2/14/49	740,000	727,431
BAT Capital Corp., Senior Notes	3.734%	9/25/40	60,000	48,543
BAT Capital Corp., Senior Notes	7.079%	8/2/43	470,000	523,807
BAT Capital Corp., Senior Notes	7.081%	8/2/53	480,000	541,989
BAT Capital Corp., Senior Notes	6.250%	8/15/55	500,000	512,170
Imperial Brands Finance PLC, Senior Notes	4.875%	2/7/32	350,000	347,884 (a)(c)
Imperial Brands Finance PLC, Senior Notes	5.500%	7/7/36	230,000	228,666 (a)(c)
Philip Morris International Inc., Senior Notes	1.750%	11/1/30	180,000	159,632
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	110,000	111,837
Philip Morris International Inc., Senior Notes	6.375%	5/16/38	100,000	109,420
Philip Morris International Inc., Senior Notes	3.875%	8/21/42	150,000	122,797
Total Tobacco				4,420,747

Total Consumer Staples				7,979,005
Energy — 7.9%
Energy Equipment & Services — 0.5%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., Senior Notes	5.000%	6/15/36	360,000	352,252
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., Senior Notes	5.850%	6/15/56	820,000	810,622
See Notes to Financial Statements.

Western Asset Long Credit VIT 2026 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Energy Equipment & Services — continued
Halliburton Co., Senior Notes	4.850%	11/15/35	$130,000	$126,278
Halliburton Co., Senior Notes	4.750%	8/1/43	110,000	97,025
Total Energy Equipment & Services				1,386,177
Oil, Gas & Consumable Fuels — 7.4%
Antero Resources Corp., Senior Notes	5.375%	3/1/30	230,000	231,758 (a)
Australian Metcoal Financing Pty Ltd., Senior Secured Notes	6.250%	10/22/31	600,000	610,873 (a)
Australian Metcoal Financing Pty Ltd., Senior Secured Notes	6.750%	4/22/34	280,000	288,931 (a)
BP Capital Markets PLC, Senior Notes (6.125% to 6/18/35 then 5 year Treasury Constant Maturity Rate + 1.924%)	6.125%	3/18/35	270,000	274,883 (b)(d)
BP Capital Markets PLC, Senior Notes (6.450% to 3/1/34 then 5 year Treasury Constant Maturity Rate + 2.153%)	6.450%	12/1/33	70,000	72,691 (b)(d)
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	320,000	325,170
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	300,000	315,052 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	70,000	74,623 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	480,000	475,654 (a)
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	200,000	182,476
Devon Energy Corp., Senior Notes	5.200%	9/15/34	130,000	130,176
Devon Energy Corp., Senior Notes	5.600%	7/15/41	250,000	246,722
Devon Energy Corp., Senior Notes	4.750%	5/15/42	220,000	196,595
Devon Energy Corp., Senior Notes	5.000%	6/15/45	190,000	170,382
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	110,000	114,098
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	820,000	823,121 (b)(d)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 2.676%)	6.500%	2/15/56	100,000	100,889 (b)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 2/15/36 then 5 year Treasury Constant Maturity Rate + 2.475%)	6.750%	2/15/56	180,000	183,952 (b)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	110,000	113,556 (b)(d)
Energy Transfer LP, Senior Notes	6.000%	2/1/29	590,000	594,750 (a)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Senior Notes	8.250%	11/15/29	$130,000	$142,412
Energy Transfer LP, Senior Notes	3.750%	5/15/30	170,000	163,763
Energy Transfer LP, Senior Notes	6.400%	12/1/30	130,000	137,642
Energy Transfer LP, Senior Notes	7.375%	2/1/31	130,000	133,901 (a)
Energy Transfer LP, Senior Notes	5.550%	5/15/34	50,000	50,811
Energy Transfer LP, Senior Notes	5.800%	6/15/38	340,000	347,021
Energy Transfer LP, Senior Notes	6.000%	6/15/48	440,000	427,575
Energy Transfer LP, Senior Notes	5.950%	5/15/54	120,000	114,939
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	130,000	144,665
Enterprise Products Operating LLC, Senior Notes	4.950%	2/15/35	240,000	238,245
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	390,000	357,208
Enterprise Products Operating LLC, Senior Notes	4.900%	5/15/46	300,000	270,192
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	810,000	785,286
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	80,000	58,436
Enterprise Products Operating LLC, Senior Notes (3 mo. Term SOFR + 3.248%)	6.897%	8/16/77	90,000	90,025 (b)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	390,000	388,827 (b)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	10,000	9,153
Expand Energy Corp., Senior Notes	5.375%	2/1/29	20,000	20,001
Expand Energy Corp., Senior Notes	5.375%	3/15/30	60,000	60,234
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	310,000	272,697 (a)
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	120,000	123,640 (a)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	900,000	881,805 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	5.853%	2/23/36	200,000	204,312 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	6.103%	8/23/42	200,000	204,271 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	100,000	112,836
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	420,000	378,232
Kinder Morgan Inc., Senior Notes	3.600%	2/15/51	20,000	14,105
MPLX LP, Senior Notes	4.800%	2/15/29	40,000	40,095
MPLX LP, Senior Notes	5.000%	3/1/33	150,000	148,933
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.414%	9/30/29	416,216	419,084 (a)(b)(e)(f)
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	320,000	360,834
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	150,000	160,983
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	50,000	42,170
See Notes to Financial Statements.

Western Asset Long Credit VIT 2026 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	$50,000	$39,902
Occidental Petroleum Corp., Senior Notes	6.050%	10/1/54	800,000	812,962
ONEOK Inc., Senior Notes	4.250%	9/15/46	60,000	46,961
ONEOK Inc., Senior Notes	6.625%	9/1/53	500,000	524,414
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	110,000	108,429
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	400,000	327,172
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	50,000	54,464
Qatar Energy, Senior Notes	3.300%	7/12/51	200,000	137,091 (a)
Qatar Energy, Senior Notes	3.300%	7/12/51	320,000	219,346 (g)
Southern Natural Gas Co. LLC, Senior Notes	4.800%	3/15/47	140,000	121,661 (a)
Sunoco LP, Senior Notes	5.625%	3/15/31	230,000	228,416 (a)
Targa Resources Corp., Senior Notes	4.200%	2/1/33	170,000	161,180
Targa Resources Corp., Senior Notes	6.500%	3/30/34	60,000	64,692
Targa Resources Corp., Senior Notes	5.500%	2/15/35	120,000	121,180
Targa Resources Corp., Senior Notes	6.250%	7/1/52	20,000	20,340
Targa Resources Corp., Senior Notes	6.500%	2/15/53	930,000	974,075
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.100%	3/15/36	270,000	267,398
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	320,000	246,294
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.750%	3/15/56	370,000	364,915
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.000%	5/1/36	390,000	394,434 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	180,000	190,941 (a)
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	110,000	109,694
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	50,000	50,821
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	130,000	129,507
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	430,000	416,689
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	170,000	177,384
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	640,000	557,614
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	390,000	338,566
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	580,000	645,348
Williams Cos. Inc., Senior Notes	5.300%	9/30/35	230,000	229,541
Williams Cos. Inc., Senior Notes	6.000%	3/15/55	70,000	70,103
Total Oil, Gas & Consumable Fuels				20,982,219

Total Energy				22,368,396
See Notes to Financial Statements.
Western Asset Long Credit VIT 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financials — 26.5%
Banks — 12.2%
Banco Bilbao Vizcaya Argentaria SA, Senior Notes	5.381%	3/13/29	$400,000	$407,778
Banco Santander SA, Junior Subordinated Notes (7.250% to 6/3/36 then 5 year Treasury Constant Maturity Rate + 2.837%)	7.250%	12/3/35	1,000,000	1,016,940 (b)(d)
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	400,000	471,623 (b)(d)
Banco Santander SA, Senior Notes	4.551%	11/6/30	1,400,000	1,378,083
Bank of America Corp., Senior Notes (1.922% to 10/24/30 then SOFR + 1.370%)	1.922%	10/24/31	210,000	186,378 (b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	600,000	541,724 (b)
Bank of America Corp., Senior Notes (3.311% to 4/22/41 then SOFR + 1.580%)	3.311%	4/22/42	530,000	411,090 (b)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. Term SOFR + 2.252%)	4.443%	1/20/48	460,000	392,533 (b)
Bank of America Corp., Senior Notes (5.045% to 2/6/36 then SOFR + 1.130%)	5.045%	2/6/37	830,000	817,770 (b)
Bank of America Corp., Senior Notes (5.468% to 1/23/34 then SOFR + 1.650%)	5.468%	1/23/35	50,000	50,997 (b)
Bank of America Corp., Senior Notes (5.511% to 1/24/35 then SOFR + 1.310%)	5.511%	1/24/36	820,000	837,682 (b)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	290,000	252,937 (b)
Bank of America Corp., Subordinated Notes (5.489% to 4/23/36 then SOFR + 1.572%)	5.489%	4/23/37	920,000	916,705 (b)
Bank of America Corp., Subordinated Notes (5.518% to 10/25/34 then SOFR + 1.738%)	5.518%	10/25/35	170,000	170,850 (b)
Bank of Montreal, Junior Subordinated Notes (7.300% to 11/26/34 then 5 year Treasury Constant Maturity Rate + 3.010%)	7.300%	11/26/84	350,000	367,273 (b)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	310,000	322,669 (b)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, Senior Notes	5.250%	9/10/29	290,000	291,958 (a)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2026 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
BNP Paribas SA, Junior Subordinated Notes (6.875% to 12/15/33 then 5 year Treasury Constant Maturity Rate + 2.853%)	6.875%	12/15/33	$970,000	$969,945 (a)(b)(d)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	1,040,000	1,097,169 (a)(b)(d)
BPCE SA, Senior Notes (6.293% to 1/14/35 then SOFR + 2.040%)	6.293%	1/14/36	460,000	480,798 (a)(b)
BPCE SA, Subordinated Notes (6.915% to 1/14/45 then SOFR + 2.610%)	6.915%	1/14/46	460,000	479,315 (a)(b)
CaixaBank SA, Senior Notes (5.402% to 4/22/36 then SOFR + 1.530%)	5.402%	4/22/37	400,000	396,219 (a)(b)
Citibank NA, Senior Notes (4.554% to 6/18/28 then SOFR + 0.595%)	4.554%	6/18/29	560,000	559,482 (b)
Citigroup Inc., Senior Notes	8.125%	7/15/39	210,000	262,919
Citigroup Inc., Senior Notes (2.904% to 11/3/41 then SOFR + 1.379%)	2.904%	11/3/42	33,000	23,990 (b)
Citigroup Inc., Senior Notes (5.333% to 3/27/35 then SOFR + 1.465%)	5.333%	3/27/36	30,000	30,229 (b)
Citigroup Inc., Senior Notes (5.612% to 3/4/55 then SOFR + 1.746%)	5.612%	3/4/56	430,000	421,103 (b)
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	100,000	85,485
Cooperatieve Rabobank UA, Senior Notes	5.119%	6/9/36	490,000	487,776
Credit Agricole SA, Senior Notes (4.818% to 9/25/32 then SOFR + 1.360%)	4.818%	9/25/33	250,000	245,132 (a)(b)
HSBC Holdings PLC, Junior Subordinated Notes (6.750% to 5/18/33 then 5 year Treasury Constant Maturity Rate + 2.513%)	6.750%	11/18/32	940,000	946,645 (b)(d)
HSBC Holdings PLC, Senior Notes (2.804% to 5/24/31 then SOFR + 1.187%)	2.804%	5/24/32	210,000	189,845 (b)
HSBC Holdings PLC, Senior Notes (5.133% to 11/6/35 then SOFR + 1.430%)	5.133%	11/6/36	570,000	561,212 (b)
HSBC Holdings PLC, Senior Notes (6.332% to 3/9/43 then SOFR + 2.650%)	6.332%	3/9/44	200,000	214,190 (b)
HSBC Holdings PLC, Subordinated Notes	6.500%	9/15/37	340,000	368,355
Huntington Bancshares Inc., Subordinated Notes (5.605% to 1/28/36 then 5 year Treasury Constant Maturity Rate + 1.350%)	5.605%	1/28/41	800,000	784,610 (b)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	360,000	299,502 (a)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	790,000	953,812 (a)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 7/1/31 then 5 year Treasury Constant Maturity Rate + 2.080%)	6.100%	7/1/31	$480,000	$486,223 (b)(d)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	590,000	604,432 (b)(d)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then 3 mo. Term SOFR + 1.510%)	2.739%	10/15/30	140,000	131,512 (b)
JPMorgan Chase & Co., Senior Notes (3.157% to 4/22/41 then 3 mo. Term SOFR + 1.460%)	3.157%	4/22/42	850,000	646,824 (b)
JPMorgan Chase & Co., Senior Notes (3.328% to 4/22/51 then SOFR + 1.580%)	3.328%	4/22/52	250,000	173,170 (b)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. Term SOFR + 1.842%)	4.260%	2/22/48	440,000	364,228 (b)
JPMorgan Chase & Co., Senior Notes (4.810% to 10/22/35 then SOFR + 1.190%)	4.810%	10/22/36	710,000	690,548 (b)
JPMorgan Chase & Co., Senior Notes (4.898% to 1/22/36 then SOFR + 1.070%)	4.898%	1/22/37	550,000	535,783 (b)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	180,000	181,942 (b)
JPMorgan Chase & Co., Senior Notes (5.534% to 11/29/44 then SOFR + 1.550%)	5.534%	11/29/45	940,000	932,246 (b)
JPMorgan Chase & Co., Senior Notes (6.254% to 10/23/33 then SOFR + 1.810%)	6.254%	10/23/34	90,000	96,360 (b)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	170,000	171,995
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	500,000	507,806 (b)
Lloyds Banking Group PLC, Senior Notes (4.425% to 11/4/30 then 1 year Treasury Constant Maturity Rate + 0.820%)	4.425%	11/4/31	870,000	854,472 (b)
Nordea Bank Abp, Junior Subordinated Notes (6.300% to 3/25/32 then 5 year Treasury Constant Maturity Rate + 2.660%)	6.300%	9/25/31	320,000	322,950 (a)(b)(d)
PNC Financial Services Group Inc., Subordinated Notes (5.423% to 1/25/36 then 5 year Treasury Constant Maturity Rate + 1.170%)	5.423%	1/25/41	1,080,000	1,061,666 (b)
Sumitomo Mitsui Financial Group Inc., Subordinated Notes (5.796% to 7/8/45 then SOFR + 1.780%)	5.796%	7/8/46	500,000	492,523 (b)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2026 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	$570,000	$589,518 (b)
Truist Financial Corp., Junior Subordinated Notes (6.250% to 6/15/31 then 5 year Treasury Constant Maturity Rate + 2.129%)	6.250%	6/15/31	800,000	800,682 (b)(d)
US Bancorp, Senior Notes (5.033% to 1/26/36 then SOFR + 1.101%)	5.033%	1/26/37	1,400,000	1,380,557 (b)
Wells Fargo & Co., Junior Subordinated Notes (6.125% to 6/15/31 then 5 year Treasury Constant Maturity Rate + 2.340%)	6.125%	6/15/31	750,000	759,227 (b)(d)
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	1,040,000	794,631 (b)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	500,000	420,465 (b)
Wells Fargo & Co., Senior Notes (4.960% to 1/23/36 then SOFR + 1.100%)	4.960%	1/23/37	440,000	429,724 (b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	200,000	179,343 (b)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	50,000	50,778 (b)
Wells Fargo & Co., Senior Notes (5.433% to 1/23/46 then SOFR + 1.230%)	5.433%	1/23/47	700,000	672,724 (b)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	20,000	20,340 (b)
Wells Fargo & Co., Senior Notes (5.605% to 4/23/35 then SOFR + 1.740%)	5.605%	4/23/36	490,000	502,490 (b)
Wells Fargo & Co., Senior Notes (6.491% to 10/23/33 then SOFR + 2.060%)	6.491%	10/23/34	30,000	32,392 (b)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	170,000	160,018
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	710,000	621,300
Total Banks				34,361,592
Capital Markets — 6.9%
Ares Management Corp., Senior Notes	5.600%	10/11/54	310,000	281,585
Carlyle Group Inc., Senior Notes	5.050%	9/19/35	430,000	411,823
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	340,000	319,192 (b)(d)
Charles Schwab Corp., Junior Subordinated Notes (6.100% to 6/1/31 then 5 year Treasury Constant Maturity Rate + 2.250%)	6.100%	6/1/31	230,000	230,169 (b)(d)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Charles Schwab Corp., Senior Notes (5.493% to 5/21/36 then SOFR + 1.280%)	5.493%	5/21/37	$790,000	$800,961 (b)
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	100,000	104,530 (b)
CI Financial Corp., Senior Notes	7.500%	5/30/29	1,050,000	1,100,832 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	1/18/34	190,000	190,548 (a)
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	130,000	136,851 (b)(d)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	350,000	373,678
Goldman Sachs Group Inc., Senior Notes	4.800%	7/8/44	130,000	116,653
Goldman Sachs Group Inc., Senior Notes (5.016% to 10/23/34 then SOFR + 1.420%)	5.016%	10/23/35	940,000	923,640 (b)
Goldman Sachs Group Inc., Senior Notes (5.065% to 1/21/36 then SOFR + 1.190%)	5.065%	1/21/37	1,060,000	1,035,319 (b)
Goldman Sachs Group Inc., Senior Notes (5.330% to 7/23/34 then SOFR + 1.550%)	5.330%	7/23/35	770,000	772,883 (b)
Goldman Sachs Group Inc., Senior Notes (5.425% to 6/3/36 then SOFR + 1.310%)	5.425%	6/3/37	1,200,000	1,204,580 (b)
Goldman Sachs Group Inc., Senior Notes (5.541% to 1/21/46 then SOFR + 1.320%)	5.541%	1/21/47	620,000	600,037 (b)
Goldman Sachs Group Inc., Senior Notes (5.734% to 1/28/55 then SOFR + 1.696%)	5.734%	1/28/56	860,000	846,649 (b)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	180,000	164,130
Goldman Sachs Group Inc., Subordinated Notes (5.387% to 2/2/36 then 5 year Treasury Constant Maturity Rate + 1.180%)	5.387%	2/2/41	1,120,000	1,091,415 (b)
KKR Group Finance Co. VII LLC, Senior Notes	3.625%	2/25/50	390,000	271,864 (a)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	150,000	114,599 (b)
Morgan Stanley, Senior Notes (4.892% to 10/22/35 then SOFR + 1.314%)	4.892%	10/22/36	1,230,000	1,191,630 (b)
Morgan Stanley, Senior Notes (5.073% to 1/30/36 then SOFR + 1.184%)	5.073%	1/30/37	1,670,000	1,633,753 (b)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	90,000	90,471 (b)
Morgan Stanley, Senior Notes (5.516% to 11/19/54 then SOFR + 1.710%)	5.516%	11/19/55	700,000	676,593 (b)
Morgan Stanley, Senior Notes (5.664% to 4/17/35 then SOFR + 1.757%)	5.664%	4/17/36	240,000	246,494 (b)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2026 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Morgan Stanley, Senior Notes (5.831% to 4/19/34 then SOFR + 1.580%)	5.831%	4/19/35	$60,000	$62,273 (b)
Morgan Stanley, Subordinated Notes (5.314% to 1/18/36 then 5 year Treasury Constant Maturity Rate + 1.170%)	5.314%	1/18/41	1,040,000	1,013,937 (b)
Morgan Stanley Private Bank NA, Senior Notes (4.734% to 7/18/30 then SOFR + 1.080%)	4.734%	7/18/31	280,000	278,798 (b)
Nuveen LLC, Senior Notes	5.850%	4/15/34	460,000	471,247 (a)
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	80,000	71,507
Raymond James Financial Inc., Senior Notes	5.650%	9/11/55	180,000	175,114
UBS AG, Senior Notes	4.500%	6/26/48	490,000	424,701
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	500,000	504,781 (a)(b)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	240,000	258,431 (a)(b)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	450,000	520,039 (a)(b)(d)
UBS Group AG, Senior Notes (3.179% to 2/11/42 then 1 year Treasury Constant Maturity Rate + 1.100%)	3.179%	2/11/43	220,000	165,320 (a)(b)
UBS Group AG, Senior Notes (5.010% to 3/23/36 then SOFR + 1.340%)	5.010%	3/23/37	450,000	437,676 (a)(b)
UBS Group AG, Senior Notes (5.199% to 8/10/36 then SOFR + 1.340%)	5.199%	8/10/37	310,000	305,269 (a)(b)
Total Capital Markets				19,619,972
Consumer Finance — 0.7%
FirstCash Inc., Senior Notes	4.625%	9/1/28	170,000	167,220 (a)
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.423%	1/15/56	560,000	556,680 (a)(b)
Midcap Financial Issuer Trust, Senior Notes	5.370%	4/15/29	1,270,000	1,263,571 (a)
Total Consumer Finance				1,987,471
Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	11/15/35	650,000	632,159
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	630,000	507,583
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	430,000	459,016
See Notes to Financial Statements.
Western Asset Long Credit VIT 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
Berkshire Hathaway Energy Co., Senior Notes	4.250%	10/15/50	$420,000	$335,302
Citadel Securities Global Holdings LLC, Senior Secured Notes	5.125%	1/27/32	440,000	434,838 (a)
Horseshoe Funding Trust II, Senior Notes	6.887%	11/15/55	420,000	440,617 (a)
ILFC E-Capital Trust I, Ltd. GTD	6.480%	12/21/65	520,000	446,951 (a)(b)
ILFC E-Capital Trust II, Ltd. GTD	6.730%	12/21/65	290,000	256,218 (a)(b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	410,000	424,129 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	680,000	680,458 (a)
LPL Holdings Inc., Senior Notes	5.650%	3/15/35	580,000	576,723
LPL Holdings Inc., Senior Notes	5.750%	6/15/35	190,000	190,556
Mastercard Inc., Senior Notes	5.000%	6/8/36	760,000	757,632
Total Financial Services				6,142,182
Insurance — 4.4%
Allianz SE, Junior Subordinated Notes (6.500% to 4/30/35 then 5 year Treasury Constant Maturity Rate + 2.233%)	6.500%	10/30/34	200,000	200,992 (a)(b)(d)
Allianz SE, Junior Subordinated Notes (6.550% to 4/30/34 then 5 year Treasury Constant Maturity Rate + 2.317%)	6.550%	10/30/33	200,000	203,476 (a)(b)(d)
Allianz SE, Subordinated Notes (6.350% to 9/6/33 then 5 year Treasury Constant Maturity Rate + 3.232%)	6.350%	9/6/53	200,000	208,887 (a)(b)
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	170,000	150,047 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	300,000	302,511 (a)
Chubb INA Holdings LLC, Senior Notes	3.050%	12/15/61	140,000	85,276
Global Atlantic Fin Co., Senior Notes (7.250% to 3/1/31 then 5 year Treasury Constant Maturity Rate + 3.550%)	7.250%	3/1/56	470,000	460,966 (a)(b)
Loews Corp., Senior Notes	4.940%	4/1/36	260,000	254,535
Marsh & McLennan Cos. Inc., Senior Notes	2.375%	12/15/31	100,000	88,632
Marsh & McLennan Cos. Inc., Senior Notes	5.000%	3/15/35	480,000	475,453
Marsh & McLennan Cos. Inc., Senior Notes	4.950%	3/15/36	270,000	265,583
Marsh & McLennan Cos. Inc., Senior Notes	5.350%	11/15/44	190,000	181,768
Marsh & McLennan Cos. Inc., Senior Notes	2.900%	12/15/51	130,000	82,055
Marsh & McLennan Cos. Inc., Senior Notes	5.400%	3/15/55	660,000	624,313
Massachusetts Mutual Life Insurance Co., Subordinated Notes	5.950%	6/1/56	1,210,000	1,199,425 (a)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2026 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
Meiji Yasuda Life Insurance Co., Subordinated Notes (6.100% to 6/11/35 then 5 year Treasury Constant Maturity Rate + 2.911%)	6.100%	6/11/55	$380,000	$384,807 (a)(b)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	210,000	214,778
MetLife Inc., Senior Notes	5.000%	7/15/52	80,000	72,267
MetLife Inc., Subordinated Notes (5.850% to 3/15/36 then 5 year Treasury Constant Maturity Rate + 1.817%)	5.850%	3/15/56	800,000	789,610 (b)
MetLife Inc., Subordinated Notes (6.350% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.078%)	6.350%	3/15/55	240,000	246,063 (b)
Metropolitan Life Global Funding I, Senior Secured Notes	5.150%	3/28/33	170,000	171,969 (a)
New York Life Global Funding, Secured Notes	4.550%	1/28/33	70,000	68,700 (a)
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	450,000	334,254 (a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	130,000	99,827 (a)
Nippon Life Insurance Co., Subordinated Notes (6.250% to 9/13/33 then 5 year Treasury Constant Maturity Rate + 2.954%)	6.250%	9/13/53	410,000	424,813 (a)(b)
Nippon Life Insurance Co., Subordinated Notes (6.500% to 4/30/35 then 5 year Treasury Constant Maturity Rate + 3.189%)	6.500%	4/30/55	390,000	409,261 (a)(b)
Northwestern Mutual Life Insurance Co., Subordinated Notes	6.063%	3/30/40	420,000	433,765 (a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	1,000,000	768,270 (a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	6.050%	6/30/56	1,090,000	1,110,050 (a)
Reinsurance Group of America Inc., Subordinated Notes (6.375% to 9/15/36 then 5 year Treasury Constant Maturity Rate + 2.344%)	6.375%	9/15/56	260,000	257,997 (b)
Reliance Standard Life Global Funding II, Secured Notes	1.512%	9/28/26	310,000	307,753 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	810,000	542,962 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.050%	6/15/56	440,000	444,327 (a)
Travelers Cos. Inc., Senior Notes	4.100%	3/4/49	130,000	104,959
See Notes to Financial Statements.
Western Asset Long Credit VIT 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
Wynnton Funding Trust II, Senior Notes	5.991%	8/15/55	$370,000	$369,890 (a)
Total Insurance				12,340,241
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Holdings Finance Co. LLC, Senior Notes	5.000%	6/15/44	40,000	36,192 (a)
Blackstone Holdings Finance Co. LLC, Senior Notes	3.200%	1/30/52	100,000	65,454 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	170,000	166,242 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.500%	8/1/30	110,000	111,126
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	20,000	20,750 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				399,764

Total Financials				74,851,222
Health Care — 6.3%
Biotechnology — 1.2%
AbbVie Inc., Senior Notes	4.050%	11/21/39	880,000	775,852
AbbVie Inc., Senior Notes	5.350%	3/15/44	140,000	136,855
AbbVie Inc., Senior Notes	4.250%	11/21/49	610,000	498,308
Amgen Inc., Senior Notes	5.250%	3/2/33	160,000	162,866
Amgen Inc., Senior Notes	5.600%	3/2/43	230,000	228,738
Amgen Inc., Senior Notes	5.650%	3/2/53	380,000	370,105
Amgen Inc., Senior Notes	5.750%	3/2/63	400,000	388,170
BioMarin Pharmaceutical Inc., Senior Notes	5.500%	2/15/34	340,000	334,252 (a)
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	130,000	132,564
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	44,799
Gilead Sciences Inc., Senior Notes	5.550%	10/15/53	290,000	286,530
Total Biotechnology				3,359,039
Health Care Equipment & Supplies — 0.1%
Stryker Corp., Senior Notes	5.200%	2/10/35	230,000	232,567
Health Care Providers & Services — 4.2%
Aetna Inc., Senior Notes	4.500%	5/15/42	100,000	86,531
Aetna Inc., Senior Notes	3.875%	8/15/47	90,000	66,901
Cigna Group, Senior Notes	4.800%	8/15/38	340,000	322,400
Cigna Group, Senior Notes	4.900%	12/15/48	380,000	334,786
Cigna Group, Senior Notes	5.600%	2/15/54	60,000	58,247
Cleveland Clinic Foundation, Senior Notes	4.858%	1/1/2114	100,000	84,344
CommonSpirit Health, Secured Notes	4.350%	11/1/42	220,000	191,250
See Notes to Financial Statements.

Western Asset Long Credit VIT 2026 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
CommonSpirit Health, Senior Secured Notes	5.205%	12/1/31	$360,000	$364,171
CommonSpirit Health, Senior Secured Notes	5.318%	12/1/34	90,000	90,180
CommonSpirit Health, Senior Secured Notes	5.548%	12/1/54	190,000	179,624
CVS Health Corp., Junior Subordinated Notes (6.750% to 12/10/34 then 5 year Treasury Constant Maturity Rate + 2.516%)	6.750%	12/10/54	80,000	83,380 (b)
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	190,000	197,342 (b)
CVS Health Corp., Senior Notes	5.250%	1/30/31	180,000	183,091
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,070,000	1,003,629
CVS Health Corp., Senior Notes	5.050%	3/25/48	680,000	601,002
CVS Health Corp., Senior Notes	6.200%	9/15/55	1,270,000	1,300,336
Elevance Health Inc., Senior Notes	5.500%	10/15/32	190,000	195,117
Elevance Health Inc., Senior Notes	4.550%	5/15/52	70,000	57,828
Elevance Health Inc., Senior Notes	6.100%	10/15/52	320,000	329,373
HCA Inc., Senior Notes	5.600%	4/1/34	110,000	112,357
HCA Inc., Senior Notes	5.750%	3/1/35	220,000	226,884
HCA Inc., Senior Notes	5.125%	6/15/39	100,000	95,372
HCA Inc., Senior Notes	5.900%	6/1/53	200,000	195,121
HCA Inc., Senior Notes	6.000%	4/1/54	330,000	326,210
Humana Inc., Senior Notes	5.875%	3/1/33	360,000	371,457
Humana Inc., Senior Notes	4.950%	10/1/44	150,000	130,935
Humana Inc., Senior Notes	4.800%	3/15/47	130,000	108,550
Humana Inc., Senior Notes	5.750%	4/15/54	30,000	28,161
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	460,000	339,403
Orlando Health Obligated Group, Senior Notes	5.475%	10/1/35	150,000	154,027
Quest Diagnostics Inc., Senior Notes	5.000%	12/15/34	290,000	288,140
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	310,000	314,004 (a)
UnitedHealth Group Inc., Senior Notes	5.350%	2/15/33	370,000	379,804
UnitedHealth Group Inc., Senior Notes	5.150%	7/15/34	120,000	121,131
UnitedHealth Group Inc., Senior Notes	4.250%	3/15/43	560,000	478,235
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	60,000	58,799
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	580,000	370,531
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	900,000	905,534
UnitedHealth Group Inc., Senior Notes	5.375%	4/15/54	300,000	282,638
UnitedHealth Group Inc., Senior Notes	5.950%	6/15/55	260,000	268,118
See Notes to Financial Statements.
Western Asset Long Credit VIT 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	6.050%	2/15/63	$540,000	$551,215
Total Health Care Providers & Services				11,836,158
Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co., Senior Notes	5.500%	2/22/44	80,000	79,740
Bristol-Myers Squibb Co., Senior Notes	2.550%	11/13/50	560,000	330,338
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	190,000	185,678
Eli Lilly & Co., Senior Notes	4.600%	8/14/34	60,000	59,346
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	170,000	156,995
Eli Lilly & Co., Senior Notes	5.050%	8/14/54	220,000	205,074
Eli Lilly & Co., Senior Notes	4.950%	2/27/63	150,000	133,829
Eli Lilly & Co., Senior Notes	5.200%	8/14/64	70,000	65,017
Merck & Co. Inc., Senior Notes	5.850%	5/22/56	180,000	184,489
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	200,000	214,722
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	700,000	540,714
Total Pharmaceuticals				2,155,942

Total Health Care				17,583,706
Industrials — 6.4%
Aerospace & Defense — 3.1%
Avolon Holdings Funding Ltd., Senior Notes	4.950%	10/15/32	890,000	868,835 (a)
Boeing Co., Senior Notes	6.528%	5/1/34	1,380,000	1,501,818
Boeing Co., Senior Notes	5.705%	5/1/40	130,000	132,258
Boeing Co., Senior Notes	3.900%	5/1/49	230,000	172,730
Boeing Co., Senior Notes	3.750%	2/1/50	140,000	102,220
Boeing Co., Senior Notes	5.805%	5/1/50	140,000	138,403
Boeing Co., Senior Notes	6.858%	5/1/54	880,000	989,745
Boeing Co., Senior Notes	7.008%	5/1/64	90,000	102,443
Hexcel Corp., Senior Notes	4.900%	5/15/31	140,000	139,614
Hexcel Corp., Senior Notes	5.875%	2/26/35	240,000	248,836
Honeywell Aerospace Inc., Senior Notes	4.300%	3/16/31	120,000	117,962 (a)
Honeywell Aerospace Inc., Senior Notes	5.622%	3/16/46	220,000	219,195 (a)
Honeywell Aerospace Inc., Senior Notes	5.732%	3/16/56	660,000	660,434 (a)
Huntington Ingalls Industries Inc., Senior Notes	5.749%	1/15/35	320,000	329,952
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	100,000	98,319
Lockheed Martin Corp., Senior Notes	4.090%	9/15/52	110,000	86,740
Lockheed Martin Corp., Senior Notes	5.700%	11/15/54	260,000	261,587
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	520,000	478,378
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	410,000	386,019
See Notes to Financial Statements.

Western Asset Long Credit VIT 2026 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Aerospace & Defense — continued
RTX Corp., Senior Notes	6.100%	3/15/34	$390,000	$418,580
RTX Corp., Senior Notes	4.450%	11/16/38	210,000	195,335
RTX Corp., Senior Notes	4.500%	6/1/42	390,000	349,093
RTX Corp., Senior Notes	4.150%	5/15/45	100,000	82,920
RTX Corp., Senior Notes	4.625%	11/16/48	130,000	112,844
RTX Corp., Senior Notes	3.125%	7/1/50	120,000	80,153
RTX Corp., Senior Notes	3.030%	3/15/52	30,000	19,374
RTX Corp., Senior Notes	5.375%	2/27/53	280,000	268,302
RTX Corp., Senior Notes	6.400%	3/15/54	270,000	296,568
Total Aerospace & Defense				8,858,657
Air Freight & Logistics — 0.1%
United Parcel Service Inc., Senior Notes	5.950%	5/14/55	330,000	337,406
Building Products — 0.1%
Carrier Global Corp., Senior Notes	5.900%	3/15/34	96,000	101,245
Carrier Global Corp., Senior Notes	6.200%	3/15/54	60,000	64,409
Total Building Products				165,654
Commercial Services & Supplies — 0.3%
California Institute of Technology, Senior Notes	4.700%	11/1/2111	370,000	301,891
Rollins Inc., Senior Notes	5.250%	2/24/35	100,000	99,909
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	370,000	383,984 (a)
Waste Management Inc., Senior Notes	5.350%	10/15/54	200,000	193,324
Total Commercial Services & Supplies				979,108
Electrical Equipment — 0.6%
Eaton Corp., Senior Notes	4.150%	11/2/42	180,000	155,207
Eaton Corp., Senior Notes	5.450%	3/6/56	340,000	333,962
GE Vernova Inc., Senior Notes	4.875%	2/4/36	300,000	295,389
GE Vernova Inc., Senior Notes	5.500%	2/4/56	160,000	155,316
Vertiv Holdings Co., Senior Notes	4.850%	3/15/36	340,000	330,343
Vertiv Holdings Co., Senior Notes	5.650%	3/15/46	170,000	166,420
Vertiv Holdings Co., Senior Notes	5.800%	3/15/56	170,000	167,436
Total Electrical Equipment				1,604,073
Ground Transportation — 0.6%
Fedex Freight Holding Co. Inc., Senior Notes	4.650%	3/15/31	310,000	304,638 (a)
Fedex Freight Holding Co. Inc., Senior Notes	4.950%	3/15/33	160,000	156,817 (a)
Fedex Freight Holding Co. Inc., Senior Notes	5.250%	3/15/36	440,000	428,727 (a)
Norfolk Southern Corp., Senior Notes	5.550%	3/15/34	210,000	217,999
Uber Technologies Inc., Senior Notes	4.800%	9/15/35	190,000	184,862
Union Pacific Corp., Senior Notes	5.600%	12/1/54	290,000	287,870
Total Ground Transportation				1,580,913
See Notes to Financial Statements.
Western Asset Long Credit VIT 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Machinery — 0.2%
Ingersoll Rand Inc., Senior Notes	5.700%	8/14/33	$100,000	$104,038
Kennametal Inc., Senior Notes	5.800%	5/28/36	240,000	242,596
Otis Worldwide Corp., Senior Notes	5.125%	11/19/31	190,000	192,644
Total Machinery				539,278
Passenger Airlines — 1.3%
American Airlines Pass-Through Trust	3.375%	5/1/27	67,317	66,562
American Airlines Pass-Through Trust	5.650%	11/11/34	230,000	228,143
American Airlines Pass-Through Trust	5.750%	5/10/35	820,000	817,659
American Airlines Pass-Through Trust	4.900%	5/11/38	310,000	303,114
American Airlines Pass-Through Trust	5.250%	11/10/38	360,000	358,343
British Airways Pass-Through Trust	3.350%	6/15/29	10,076	9,784 (a)
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	50,000	48,288
Southwest Airlines Co., Senior Notes	5.250%	11/15/35	340,000	329,255
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	320,000	318,102
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	330,000	325,636 (a)
United Airlines Pass-Through Trust	3.100%	10/7/28	127,777	122,714
United Airlines Pass-Through Trust	5.800%	1/15/36	300,507	312,834
United Airlines Pass-Through Trust	5.875%	2/15/37	404,091	406,623
Total Passenger Airlines				3,647,057
Trading Companies & Distributors — 0.1%
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	110,000	113,650 (a)
Sumisho Air Lease Corp., Junior Subordinated Notes (6.000% to 12/15/29 then 5 year Treasury Constant Maturity Rate + 2.560%)	6.000%	9/24/29	270,000	261,174 (b)(d)
Total Trading Companies & Distributors				374,824

Total Industrials				18,086,970
Information Technology — 6.1%
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Senior Notes	4.400%	2/15/33	380,000	369,599
Amphenol Corp., Senior Notes	5.300%	11/15/55	320,000	303,890
Total Electronic Equipment, Instruments & Components				673,489
IT Services — 0.3%
HUT 8 DC LLC, Senior Secured Notes	6.192%	11/15/42	710,000	719,446 (a)
Semiconductors & Semiconductor Equipment — 2.7%
Analog Devices Inc., Senior Notes	5.300%	4/1/54	450,000	429,040
Broadcom Inc., Senior Notes	5.150%	11/15/31	260,000	264,618
Broadcom Inc., Senior Notes	5.200%	4/15/32	200,000	203,848
Broadcom Inc., Senior Notes	4.300%	11/15/32	370,000	358,491
See Notes to Financial Statements.

Western Asset Long Credit VIT 2026 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — continued
Broadcom Inc., Senior Notes	5.200%	7/15/35	$330,000	$331,283
Broadcom Inc., Senior Notes	4.950%	1/15/36	300,000	294,770
Broadcom Inc., Senior Notes	4.900%	2/15/38	740,000	715,160
Broadcom Inc., Senior Notes	5.700%	1/15/56	310,000	307,806
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	200,000	206,442 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.500%	1/25/31	520,000	531,920 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.200%	1/25/37	400,000	423,459 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.300%	1/25/39	300,000	319,075 (a)
Intel Corp., Senior Notes	2.800%	8/12/41	330,000	231,755
Intel Corp., Senior Notes	3.734%	12/8/47	50,000	36,026
Intel Corp., Senior Notes	4.900%	8/5/52	450,000	378,467
Intel Corp., Senior Notes	5.700%	2/10/53	500,000	471,919
Intel Corp., Senior Notes	6.125%	5/15/56	410,000	409,759
KLA Corp., Senior Notes	4.950%	7/15/52	180,000	163,413
Lam Research corp., Senior Notes	1.900%	6/15/30	110,000	99,583
Lam Research Corp., Senior Notes	3.125%	6/15/60	50,000	31,365
Micron Technology Inc., Senior Notes	2.703%	4/15/32	90,000	80,661
Micron Technology Inc., Senior Notes	5.650%	11/1/32	120,000	123,907
Micron Technology Inc., Senior Notes	3.366%	11/1/41	150,000	117,142
NVIDIA Corp., Senior Notes	4.950%	6/15/36	260,000	257,821
NVIDIA Corp., Senior Notes	5.550%	6/15/46	290,000	288,018
NVIDIA Corp., Senior Notes	5.625%	6/15/56	590,000	586,057
Total Semiconductors & Semiconductor Equipment				7,661,805
Software — 2.7%
Cadence Design Systems Inc., Senior Notes	4.300%	9/10/29	290,000	287,744
Intuit Inc., Senior Notes	5.200%	9/15/33	60,000	60,270
Intuit Inc., Senior Notes	5.500%	9/15/53	250,000	224,808
Oracle Corp., Senior Notes	4.550%	2/4/29	480,000	473,263
Oracle Corp., Senior Notes	5.350%	5/4/33	100,000	97,165
Oracle Corp., Senior Notes	4.700%	9/27/34	350,000	320,827
Oracle Corp., Senior Notes	5.875%	9/26/45	1,100,000	963,542
Oracle Corp., Senior Notes	6.550%	2/4/46	40,000	37,728
Oracle Corp., Senior Notes	4.000%	7/15/46	720,000	486,023
Oracle Corp., Senior Notes	6.900%	11/9/52	320,000	307,038
Oracle Corp., Senior Notes	5.550%	2/6/53	1,410,000	1,136,735
Oracle Corp., Senior Notes	6.000%	8/3/55	270,000	230,064
Oracle Corp., Senior Notes	5.950%	9/26/55	1,210,000	1,028,927
Oracle Corp., Senior Notes	6.700%	2/4/56	70,000	65,925
Oracle Corp., Senior Notes	4.100%	3/25/61	130,000	79,591
See Notes to Financial Statements.
Western Asset Long Credit VIT 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
Oracle Corp., Senior Notes	6.850%	2/4/66	$180,000	$167,650
ServiceNow Inc., Senior Notes	4.700%	8/15/31	340,000	338,364
ServiceNow Inc., Senior Notes	5.050%	5/15/33	120,000	119,910
ServiceNow Inc., Senior Notes	5.400%	5/15/36	100,000	99,996
ServiceNow Inc., Senior Notes	6.300%	5/15/56	140,000	142,749
Synopsys Inc., Senior Notes	4.650%	4/1/28	110,000	110,161
Synopsys Inc., Senior Notes	4.850%	4/1/30	130,000	130,250
Synopsys Inc., Senior Notes	5.000%	4/1/32	100,000	100,210
Synopsys Inc., Senior Notes	5.150%	4/1/35	50,000	49,737
Synopsys Inc., Senior Notes	5.700%	4/1/55	560,000	543,558
Total Software				7,602,235
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	130,000	154,694
Hewlett Packard Enterprise Co., Senior Notes	5.600%	10/15/54	320,000	296,853
Total Technology Hardware, Storage & Peripherals				451,547

Total Information Technology				17,108,522
Materials — 3.2%
Chemicals — 0.6%
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	50,000	51,498
OCP SA, Senior Notes	3.750%	6/23/31	200,000	184,815 (a)
OCP SA, Senior Notes	5.125%	6/23/51	460,000	372,947 (a)
OCP SA, Senior Notes	7.500%	5/2/54	520,000	562,620 (a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	530,000	368,999 (a)
Total Chemicals				1,540,879
Construction Materials — 0.1%
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	90,000	91,367
CRH America Finance Inc., Senior Notes	5.600%	2/9/56	300,000	293,226
Total Construction Materials				384,593
Metals & Mining — 2.3%
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	200,000	199,767 (a)
Anglo American Capital PLC, Senior Notes	5.250%	3/19/36	200,000	197,993 (a)
Anglo American Capital PLC, Senior Notes	6.000%	4/5/54	200,000	200,347 (a)
Antofagasta PLC, Senior Notes	5.625%	9/9/35	310,000	314,233 (a)
ArcelorMittal SA, Senior Notes	6.750%	3/1/41	200,000	215,850
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	150,000	152,101
BHP Billiton Finance USA Ltd., Senior Notes	5.500%	9/8/53	70,000	69,212
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	150,000	152,132 (a)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2026 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Metals & Mining — continued
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	$610,000	$638,520 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	500,000	512,963 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	650,000	638,394 (a)
Freeport Minerals Corp., Senior Notes	9.500%	6/1/31	40,000	47,178
Freeport-McMoRan Inc., Senior Notes	4.125%	3/1/28	100,000	99,133
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	70,000	71,233
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	230,000	222,508
Glencore Funding LLC, Senior Notes	5.400%	5/8/28	140,000	141,538 (a)
Glencore Funding LLC, Senior Notes	5.508%	4/1/36	330,000	332,142 (a)
Glencore Funding LLC, Senior Notes	5.893%	4/4/54	349,000	347,129 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	620,000	638,022 (a)
Rio Tinto Finance USA PLC, Senior Notes	5.250%	3/14/35	340,000	345,361
Rio Tinto Finance USA PLC, Senior Notes	5.750%	3/14/55	290,000	293,583
Southern Copper Corp., Senior Notes	5.250%	11/8/42	230,000	216,946
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	360,000	363,396
Total Metals & Mining				6,409,681
Paper & Forest Products — 0.2%
Georgia-Pacific LLC, Senior Notes	4.950%	6/30/32	70,000	70,257 (a)
Georgia-Pacific LLC, Senior Notes	4.900%	5/15/33	560,000	557,217 (a)
Total Paper & Forest Products				627,474

Total Materials				8,962,627
Real Estate — 1.0%
Health Care REITs — 0.0%††
Ventas Realty LP, Senior Notes	4.400%	1/15/29	110,000	109,220
Industrial REITs — 0.1%
Prologis LP, Senior Notes	2.125%	10/15/50	120,000	64,742
Prologis LP, Senior Notes	5.250%	3/15/54	140,000	132,821
Total Industrial REITs				197,563
Real Estate Management & Development — 0.3%
Beacon Point DC LLC, Senior Secured Notes	6.129%	11/30/42	780,000	787,013 (a)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	120,000	122,933 (a)
Total Real Estate Management & Development				909,946
Specialized REITs — 0.6%
Meridian Arc Holdco LLC, Senior Secured Notes	6.250%	4/30/31	440,000	441,274 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	410,000	415,822 (a)
QTS Fayetteville I DC1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, Senior Secured Notes	5.700%	4/15/36	850,000	808,483 (a)
Total Specialized REITs				1,665,579

Total Real Estate				2,882,308
See Notes to Financial Statements.
Western Asset Long Credit VIT 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Utilities — 11.0%
Electric Utilities — 9.6%
AEP Transmission Co. LLC, Senior Notes	3.650%	4/1/50	$180,000	$132,771
AEP Transmission Co. LLC, Senior Notes	4.500%	6/15/52	110,000	92,299
Alabama Power Co., Senior Notes	5.850%	11/15/33	170,000	178,633
Alabama Power Co., Senior Notes	5.100%	4/2/35	150,000	150,958
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	170,000	152,276 (a)
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.950%	4/1/33	100,000	100,510
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.050%	3/1/35	180,000	180,078
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	116,000	101,730
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.300%	4/1/53	110,000	104,584
Comision Federal de Electricidad, Senior Notes	6.045%	1/28/34	400,000	392,096 (a)
Commonwealth Edison Co., First Mortgage Bonds	5.300%	2/1/53	290,000	270,784
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	90,000	95,609
Constellation Energy Generation LLC, Senior Notes	5.300%	6/1/36	320,000	318,433
Constellation Energy Generation LLC, Senior Notes	6.500%	10/1/53	110,000	118,109
Constellation Energy Generation LLC, Senior Notes	5.875%	1/15/66	500,000	488,916
Dominion Energy South Carolina Inc., First Mortgage Bonds	5.300%	1/15/35	170,000	172,366
Dominion Energy South Carolina Inc., First Mortgage Bonds	6.250%	10/15/53	130,000	139,372
DTE Electric Co., First Mortgage Bonds	5.550%	3/1/56	330,000	322,388
DTE Electric Co., Senior Secured Bonds	3.250%	4/1/51	300,000	204,617
Duke Energy Carolinas LLC, First Mortgage Bonds	5.150%	6/15/36	170,000	170,239
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	200,000	198,512
Duke Energy Carolinas LLC, First Mortgage Bonds	5.400%	1/15/54	160,000	152,548
Duke Energy Carolinas LLC, First Mortgage Bonds	5.750%	6/15/56	290,000	289,849
See Notes to Financial Statements.

Western Asset Long Credit VIT 2026 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Duke Energy Florida LLC, First Mortgage Bonds	5.875%	11/15/33	$160,000	$168,723
Duke Energy Florida LLC, First Mortgage Bonds	3.400%	10/1/46	200,000	144,727
Duke Energy Florida LLC, First Mortgage Bonds	5.950%	11/15/52	220,000	226,067
Duke Energy Florida LLC, First Mortgage Bonds	6.200%	11/15/53	140,000	148,222
Duke Energy Indiana LLC, First Mortgage Bonds	5.400%	4/1/53	270,000	254,117
Duke Energy Indiana LLC, First Mortgage Bonds	5.900%	5/15/55	370,000	374,175
Duke Energy Ohio Inc., First Mortgage Bonds	2.125%	6/1/30	120,000	109,294
Duke Energy Ohio Inc., First Mortgage Bonds	5.550%	3/15/54	90,000	86,981
Duke Energy Progress LLC, First Mortgage Bonds	5.100%	3/15/34	160,000	162,541
Duke Energy Progress LLC, First Mortgage Bonds	5.350%	3/15/53	290,000	274,029
Edison International, Senior Notes	5.000%	5/5/28	150,000	150,215
Edison International, Senior Notes	4.800%	3/15/31	240,000	233,581
Electricite de France SA, Senior Notes	6.375%	1/13/55	540,000	551,795 (a)
Entergy Louisiana LLC, First Mortgage Bonds	5.800%	3/15/55	310,000	310,187
Entergy Louisiana LLC, First Mortgage Bonds	5.650%	4/15/56	500,000	490,570
Entergy Mississippi LLC, First Mortgage Bonds	5.000%	9/1/33	150,000	150,358
Entergy Texas Inc., First Mortgage Bonds	5.250%	4/15/35	200,000	200,922
Entergy Texas Inc., First Mortgage Bonds	5.800%	9/1/53	50,000	49,851
Entergy Texas Inc., First Mortgage Bonds	5.550%	9/15/54	90,000	86,673
Evergy Kansas Central Inc., First Mortgage Bonds	5.700%	3/15/53	100,000	99,927
Exelon Corp., Senior Notes	5.625%	6/15/35	260,000	266,280
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	630,000	547,837
FirstEnergy Corp., Senior Notes	3.400%	3/1/50	600,000	408,716
FirstEnergy Pennsylvania Electric Co., Senior Notes	4.150%	3/15/28	110,000	109,441 (a)
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.200%	4/1/28	110,000	111,137 (a)
FirstEnergy Pennsylvania Electric Co., Senior Notes	4.550%	3/15/31	180,000	178,884 (a)
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	120,000	119,156
FirstEnergy Transmission LLC, Senior Notes	5.000%	1/15/35	200,000	196,821
Florida Power & Light Co., First Mortgage Bonds	5.300%	6/15/34	140,000	142,892
Florida Power & Light Co., First Mortgage Bonds	5.300%	4/1/53	170,000	160,287
Florida Power & Light Co., First Mortgage Bonds	5.750%	6/1/56	330,000	331,906
Florida Power & Light Co., First Mortgage Bonds	5.800%	3/15/65	320,000	318,746
Florida Power & Light Co., First Mortgage Bonds	5.900%	6/1/66	400,000	403,596
See Notes to Financial Statements.
Western Asset Long Credit VIT 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Georgia Power Co., Senior Notes	4.850%	3/15/31	$300,000	$301,964
Georgia Power Co., Senior Notes	5.250%	3/15/34	140,000	142,236
Georgia Power Co., Senior Notes	5.200%	3/15/35	310,000	313,841
Indianapolis Power & Light Co., First Mortgage Bonds	5.700%	4/1/54	260,000	255,878 (a)
Interstate Power and Light Co., Senior Notes	5.700%	10/15/33	120,000	124,346
Interstate Power and Light Co., Senior Notes	4.950%	9/30/34	180,000	176,595
Interstate Power and Light Co., Senior Notes	5.450%	9/30/54	110,000	104,711
Jersey Central Power & Light Co., Senior Notes	5.100%	1/15/35	60,000	60,011
Kentucky Utilities Co., First Mortgage Bonds	3.300%	6/1/50	170,000	116,182
MidAmerican Energy Co., First Mortgage Bonds	5.300%	2/1/55	90,000	84,718
Monongahela Power Co., First Mortgage Bonds	5.850%	2/15/34	270,000	282,507 (a)
Monongahela Power Co., First Mortgage Bonds	5.400%	12/15/43	110,000	104,995 (a)
NextEra Energy Capital Holdings Inc., Senior Notes (6.375% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.053%)	6.375%	8/15/55	180,000	183,410 (b)
NextEra Energy Capital Holdings Inc., Senior Notes (6.500% to 8/15/35 then 5 year Treasury Constant Maturity Rate + 1.979%)	6.500%	8/15/55	130,000	133,483 (b)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	430,000	422,901 (a)
Oglethorpe Power Corp., First Mortgage Bonds	6.200%	12/1/53	270,000	277,976
Ohio Edison Co., Senior Notes	4.950%	12/15/29	90,000	90,681 (a)
Ohio Edison Co., Senior Notes	5.500%	1/15/33	300,000	308,142 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.650%	11/15/33	230,000	239,934
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	120,000	122,120
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.600%	6/1/52	390,000	330,282
Pacific Gas and Electric Co., First Mortgage Bonds	3.750%	7/1/28	170,000	167,031
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	220,000	197,462
Pacific Gas and Electric Co., First Mortgage Bonds	5.050%	11/15/31	270,000	269,810
Pacific Gas and Electric Co., First Mortgage Bonds	6.400%	6/15/33	160,000	169,365
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	250,000	272,724
See Notes to Financial Statements.

Western Asset Long Credit VIT 2026 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Pacific Gas and Electric Co., First Mortgage Bonds	5.800%	5/15/34	$130,000	$132,943
Pacific Gas and Electric Co., First Mortgage Bonds	5.700%	3/1/35	130,000	131,410
Pacific Gas and Electric Co., First Mortgage Bonds	5.600%	8/15/36	190,000	190,133
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	380,000	317,468
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	220,000	231,149
Pacific Gas and Electric Co., First Mortgage Bonds	6.700%	4/1/53	400,000	416,382
Pacific Gas and Electric Co., First Mortgage Bonds	5.900%	10/1/54	320,000	302,606
Pacific Gas and Electric Co., First Mortgage Bonds	6.000%	5/1/56	250,000	239,343
Pacific Gas and Electric Co., First Mortgage Bonds	6.300%	8/15/56	240,000	239,197
PacifiCorp, First Mortgage Bonds	4.650%	4/15/29	220,000	219,486
PacifiCorp, First Mortgage Bonds	5.450%	2/15/34	390,000	394,651
PacifiCorp, First Mortgage Bonds	5.800%	1/15/55	480,000	458,108
PacifiCorp, Junior Subordinated Notes (7.125% to 8/15/31 then 5 year Treasury Constant Maturity Rate + 3.292%)	7.125%	8/15/56	930,000	924,148 (b)
PacifiCorp, Junior Subordinated Notes (7.375% to 9/15/30 then 5 year Treasury Constant Maturity Rate + 3.319%)	7.375%	9/15/55	20,000	20,217 (b)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	100,000	104,679 (a)
Pampa Energia SA, Senior Notes	7.875%	12/16/34	40,000	41,420 (a)
PG&E Corp., Junior Subordinated Notes (6.850% to 9/15/31 then 5 year Treasury Constant Maturity Rate + 3.225%)	6.850%	9/15/56	290,000	289,114 (b)
PG&E Corp., Junior Subordinated Notes (7.375% to 3/15/30 then 5 year Treasury Constant Maturity Rate + 3.883%)	7.375%	3/15/55	100,000	101,963 (b)
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	4.674%	12/1/51	400,000	348,047
Progress Energy Inc., Senior Notes	6.000%	12/1/39	150,000	156,234
Public Service Co. of Colorado, First Mortgage Bonds	5.150%	9/15/35	330,000	328,081
Sierra Pacific Power Co., Senior Secured Bonds	5.900%	3/15/54	220,000	221,427
See Notes to Financial Statements.
Western Asset Long Credit VIT 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Southern California Edison Co., First Mortgage Bonds	5.250%	3/15/30	$190,000	$192,170
Southern California Edison Co., First Mortgage Bonds	2.250%	6/1/30	130,000	118,002
Southern California Edison Co., First Mortgage Bonds	2.500%	6/1/31	130,000	116,101
Southern California Edison Co., First Mortgage Bonds	4.650%	10/1/43	390,000	330,345
Southern California Edison Co., First Mortgage Bonds	5.700%	3/1/53	820,000	757,393
Southern California Edison Co., First Mortgage Bonds	6.200%	9/15/55	90,000	89,553
Southern Co., Junior Subordinated Notes (6.375% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.069%)	6.375%	3/15/55	300,000	308,891 (b)
Southern Co., Senior Notes	4.850%	3/15/35	210,000	205,186
Trans-Allegheny Interstate Line Co., Senior Notes	5.000%	1/15/31	100,000	100,946 (a)
Virginia Electric and Power Co., Senior Notes	5.050%	8/15/34	90,000	90,104
Virginia Electric and Power Co., Senior Notes	3.800%	9/15/47	260,000	198,763
Virginia Electric and Power Co., Senior Notes	5.550%	8/15/54	440,000	425,398
Vistra Operations Co. LLC, Senior Notes	4.700%	1/31/31	60,000	58,884 (a)
Vistra Operations Co. LLC, Senior Notes	5.700%	12/30/34	40,000	40,455 (a)
Vistra Operations Co. LLC, Senior Notes	5.350%	1/31/36	340,000	333,356 (a)
Vistra Operations Co. LLC, Senior Notes	5.550%	4/30/36	280,000	278,730 (a)
Wisconsin Electric Power Co., Senior Notes	5.050%	10/1/54	160,000	145,915
Wisconsin Power and Light Co., Senior Notes	3.650%	4/1/50	80,000	57,979
Total Electric Utilities				27,006,013
Gas Utilities — 0.3%
Piedmont Natural Gas Co. Inc., Senior Notes	5.050%	5/15/52	100,000	89,795
Southern California Gas Co., First Mortgage Bonds	6.000%	6/15/55	300,000	304,435
Southern Co. Gas Capital Corp., Senior Notes (6.050% to 9/15/31 then 5 year Treasury Constant Maturity Rate + 1.822%)	6.050%	9/15/56	250,000	250,408 (b)
Spire Inc., Junior Subordinated Notes (6.250% to 6/1/31 then 5 year Treasury Constant Maturity Rate + 2.556%)	6.250%	6/1/56	280,000	279,077 (b)
Total Gas Utilities				923,715
See Notes to Financial Statements.

Western Asset Long Credit VIT 2026 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Independent Power and Renewable Electricity Producers — 0.2%
AES Andes SA, Senior Notes	6.250%	3/14/32	$340,000	$353,156 (a)
AES Corp., Junior Subordinated Notes (6.950% to 7/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.950%	7/15/55	190,000	187,710 (b)
Total Independent Power and Renewable Electricity Producers				540,866
Multi-Utilities — 0.9%
Ameren Illinois Co., First Mortgage Bonds	5.625%	3/1/55	160,000	157,316
CenterPoint Energy Resources Corp., Senior Notes	5.400%	7/1/34	60,000	61,143
Dominion Energy Inc., Junior Subordinated Notes (6.250% to 12/15/36 then 5 year Treasury Constant Maturity Rate + 1.702%)	6.250%	12/15/56	480,000	482,229 (b)
Dominion Energy Inc., Senior Notes	3.375%	4/1/30	450,000	429,732
Dominion Energy Inc., Senior Notes	5.350%	6/15/36	280,000	280,460
DTE Energy Co., Senior Notes	5.200%	4/1/30	170,000	172,502
Northern States Power Co., First Mortgage Bonds	5.650%	5/15/55	560,000	552,476
PECO Energy Co., First Mortgage Bonds	5.250%	9/15/54	90,000	83,921
PECO Energy Co., First Mortgage Bonds	5.650%	9/15/55	150,000	148,477
San Diego Gas & Electric Co., First Mortgage Bonds	3.320%	4/15/50	80,000	54,576
San Diego Gas & Electric Co., First Mortgage Bonds	5.550%	4/15/54	60,000	57,898
Wisconsin Public Service Corp., Senior Notes	2.850%	12/1/51	120,000	74,486
Total Multi-Utilities				2,555,216

Total Utilities				31,025,810
Total Corporate Bonds & Notes (Cost — $246,710,310)				248,243,559
Sovereign Bonds — 3.6%
Angola — 0.1%
Angolan Government International Bond, Senior Notes	9.875%	3/31/37	400,000	413,207 (a)
Bahamas — 0.1%
Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	220,000	247,113 (a)
Bermuda — 0.1%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	200,000	181,696 (a)
Bermuda Government International Bond, Senior Notes	3.375%	8/20/50	220,000	152,951 (a)
Total Bermuda				334,647
See Notes to Financial Statements.
Western Asset Long Credit VIT 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Brazil — 0.1%
Brazilian Government International Bond, Senior Notes	7.125%	5/13/54	$260,000	$262,015
Ecuador — 0.1%
Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	440,000	444,840 (a)
Indonesia — 0.1%
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	480,000	351,372
Israel — 0.4%
Israel Government International Bond, Senior Notes	3.250%	1/17/28	200,000	196,172
Israel Government International Bond, Senior Notes	3.875%	7/3/50	200,000	145,428
Israel Government International Bond, Senior Notes	5.750%	3/12/54	920,000	880,917
Total Israel				1,222,517
Ivory Coast — 0.4%
Ivory Coast Government International Bond, Senior Notes	8.250%	1/30/37	200,000	221,438 (a)
Ivory Coast Government International Bond, Senior Notes	6.750%	2/25/41	840,000	814,767 (a)
Total Ivory Coast				1,036,205
Mexico — 1.8%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	1,000,000	1,005,300 (a)
Mexico Government International Bond, Senior Notes	5.850%	7/2/32	200,000	202,210
Mexico Government International Bond, Senior Notes	5.375%	3/22/33	620,000	607,941
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	400,000	341,600
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	400,000	399,660
Mexico Government International Bond, Senior Notes	6.625%	1/29/38	280,000	287,280
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	200,000	157,800
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	1,030,000	830,695
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	200,000	148,500
See Notes to Financial Statements.

Western Asset Long Credit VIT 2026 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mexico — continued
Mexico Government International Bond, Senior Notes	6.400%	5/7/54	$760,000	$718,010
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	320,000	262,000
Total Mexico				4,960,996
Paraguay — 0.1%
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	200,000	185,736 (a)
Peru — 0.0%††
Fondo MIVIVIENDA SA, Senior Notes	5.400%	3/31/31	150,000	151,312 (a)
South Africa — 0.2%
Republic of South Africa Government International Bond, Senior Notes	6.125%	12/11/37	490,000	482,334 (a)
Supranational — 0.1%
Africa Finance Corp., Senior Notes	5.550%	10/8/29	200,000	202,421 (a)

Total Sovereign Bonds (Cost — $10,204,413)				10,294,715
Asset-Backed Securities — 1.8%
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.425%	10/20/34	210,000	205,053 (a)(b)
Apollo Aviation Securitization Equity Trust, 2024-1A A2	6.261%	5/16/49	224,087	228,064 (a)
Ares CLO Ltd., 2017-44A BRR (3 mo. Term SOFR + 1.750%)	5.423%	4/15/34	700,000	701,701 (a)(b)
CarMax Auto Owner Trust, 2024-1 D	6.000%	7/15/30	40,000	40,550
Driven Brands Funding LLC, 2020-2A A2	3.237%	1/20/51	628,506	607,417 (a)
Goodgreen Trust, 2023-1A A	5.900%	1/17/61	177,400	175,740 (a)
HERO Funding Trust, 2014-2A A	3.990%	9/21/40	80,930	74,280 (a)
Hilton Grand Vacations Trust, 2023-1A C	6.940%	1/25/38	27,497	28,169 (a)
J.G. Wentworth LLC, 2017-2A B	5.090%	9/17/74	113,958	102,624 (a)
J.G. Wentworth LLC, 2018-2A B	4.700%	10/15/77	43,885	39,681 (a)
Jimmy Johns Funding LLC, 2022-1A A2I	4.077%	4/30/52	307,200	304,898 (a)
Jimmy Johns Funding LLC, 2026-1A A2	5.685%	4/30/56	300,000	300,491 (a)(c)
Point Broadband Funding LLC, 2025-1A A2	5.336%	7/20/55	320,000	318,696 (a)
Renew Financial, 2023-1A A	5.900%	11/20/58	325,337	328,227 (a)
Renew Financial, 2024-1A A	6.208%	11/20/59	299,243	299,769 (a)
Romark CLO Ltd., 2021-5A BR (3 mo. Term SOFR + 1.800%)	5.473%	1/15/35	670,000	671,245 (a)(b)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	8.490%	10/15/41	120,123	124,708 (a)(b)
SMB Private Education Loan Trust, 2023-C B	6.360%	11/15/52	100,000	103,351 (a)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	$32,046	$28,044 (a)
Verdelite Static CLO Ltd., 2024-1A B (3 mo. Term SOFR + 1.650%)	5.325%	7/20/32	270,000	270,458 (a)(b)

Total Asset-Backed Securities (Cost — $4,929,901)				4,953,166
Senior Loans — 1.3%
Communication Services — 0.5%
Entertainment — 0.2%
Discovery Global Holdings Inc., Initial Dollar Term Loan (1 mo. Term SOFR + 2.500%)	6.144%	6/3/33	657,116	658,114 (b)(h)(i)
Media — 0.3%
Mission Broadcasting Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	6.235%	6/2/28	705,562	706,444 (b)(h)(i)

Total Communication Services				1,364,558
Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.1%
Catawba Nation Gaming Authority, Initial Term Loan B	—	3/29/32	340,000	340,577 (j)
Specialty Retail — 0.1%
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.982%	2/3/31	349,125	345,452 (b)(h)(i)

Total Consumer Discretionary				686,029
Consumer Staples — 0.2%
Consumer Staples Distribution & Retail — 0.2%
VCI Asset Holdings 2 LLC, Initial Term Loan	7.375%	2/6/31	699,887	723,071 (h)(i)

Financials — 0.1%
Insurance — 0.1%
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.482%	5/6/31	179,355	175,544 (b)(h)(i)

Industrials — 0.1%
Trading Companies & Distributors — 0.1%
QXO Building Products Inc., Term Loan B	—	6/3/33	300,000	299,707 (j)

Materials — 0.1%
Metals & Mining — 0.0%††
Worthington Steel Inc., Initial Term Loan (1 mo. Term SOFR + 4.000%)	7.620%	6/1/33	2,400	2,397 (b)(h)(i)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2026 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Paper & Forest Products — 0.1%
Asplundh Tree Expert LLC, Term Loan B (1 mo. Term SOFR + 1.750%)	5.394%	5/30/33	$169,767	$169,768 (b)(h)(i)

Total Materials				172,165
Utilities — 0.1%
Electric Utilities — 0.0%††
Talen Energy Supply LLC, 2025 Incremental Term Loan B (1 mo. Term SOFR + 2.000%)	5.644%	11/25/32	89,550	89,060 (b)(h)(i)
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Zero Operating Co. LLC, Initial Term Loan (1 mo. Term SOFR + 2.000%)	5.644%	4/30/31	288,550	288,129 (b)(h)(i)

Total Utilities				377,189
Total Senior Loans (Cost — $3,771,569)				3,798,263
Municipal Bonds — 1.3%
California — 0.6%
California State, GO, Build America Bonds	7.300%	10/1/39	900,000	1,028,010
Regents of the University of California, CA, General Revenue, Series AD	4.858%	5/15/2112	165,000	137,024
San Francisco Bay Area, CA, Toll Authority Bridge Revenue, Build America Bonds, Series F-2	6.263%	4/1/49	500,000	521,854
Total California				1,686,888
Florida — 0.0%††
Miami-Dade County, FL, Seaport Revenue, Series 2023	6.224%	11/1/55	20,000	20,508
Illinois — 0.1%
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B	6.200%	12/1/40	193,236	203,032
Illinois State, GO, Pension Funding, Series 2003	5.100%	6/1/33	119,608	120,897
Total Illinois				323,929
Michigan — 0.0%††
Regents of the University of Michigan, MI, General Revenue, Series A	4.454%	4/1/2122	110,000	86,545
Minnesota — 0.0%††
Regents of the University of Minnesota, MN, GO, Series 2022	4.048%	4/1/52	100,000	79,955
New Jersey — 0.1%
New Jersey State Turnpike Authority Revenue, Build America Bonds, Series A	7.102%	1/1/41	250,000	285,597
See Notes to Financial Statements.
Western Asset Long Credit VIT 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — 0.4%
New York City, NY, GO:
Fiscal 2025, Series D	5.094%	10/1/49	$100,000	$92,744
Fiscal 2025, Series D	5.114%	10/1/54	50,000	46,120
New York State Dormitory Authority Revenue, New York University, Series B	5.832%	7/1/55	370,000	387,185
Port Authority of New York & New Jersey Revenue, Consolidated Series 164	5.647%	11/1/40	500,000	525,114
Total New York				1,051,163
Ohio — 0.1%
American Municipal Power Inc., OH, Revenue:
Combined Hydroelectric Projects, Build America Bonds, Series B	8.084%	2/15/50	100,000	124,391
Meldahl Hydroelectric Project, Build America Bonds, Series E	6.270%	2/15/50	130,000	133,680
Total Ohio				258,071

Total Municipal Bonds (Cost — $3,835,018)				3,792,656
Collateralized Mortgage Obligations(k) — 1.2%
Arbor Realty Commercial Real Estate Notes LLC, 2025-FL1 C (1 mo. Term SOFR + 2.693%)	6.332%	1/20/43	230,000	230,719 (a)(b)
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	50,242	50,315 (a)
BRAVO Residential Funding Trust, 2023-NQM5 A3	7.012%	6/25/63	50,340	50,363 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2025- MN12 M2 (30 Day Average SOFR + 2.750%)	6.378%	11/25/45	680,000	682,723 (a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M1 (30 Day Average SOFR + 1.500%)	5.128%	10/25/43	106,871	106,951 (a)(b)
FS Commercial Mortgage Trust, 2023-4SZN B	7.795%	11/10/39	130,000	130,793 (a)(b)
MIC Trust, 2023-MIC A	8.732%	12/5/38	430,000	453,586 (a)(b)
NYC Commercial Mortgage Trust, 2025-28L E	6.916%	11/5/38	1,000,000	995,894 (a)(b)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	42,582	42,732 (a)
OBX Trust, 2024-NQM15 A2	5.570%	10/25/64	58,594	58,580 (a)
OBX Trust, 2024-NQM15 A3	5.722%	10/25/64	99,610	99,551 (a)
PRKCM Trust, 2024-AFC1 A2	6.636%	3/25/59	170,388	171,296 (a)
Redwood Funding Trust, 2025-3 A	6.231%	12/27/56	256,184	258,191 (a)

Total Collateralized Mortgage Obligations (Cost — $3,327,044)				3,331,694
See Notes to Financial Statements.

Western Asset Long Credit VIT 2026 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government & Agency Obligations — 1.0%
U.S. Government Obligations — 1.0%
U.S. Treasury Bonds	5.000%	5/15/46	$10,000	$10,076
U.S. Treasury Bonds	4.750%	2/15/56	300,000	291,492
U.S. Treasury Notes	4.250%	6/30/33	190,000	189,273
U.S. Treasury Notes	4.125%	2/15/36	140,000	136,609
U.S. Treasury Notes	4.375%	5/15/36	2,170,000	2,158,641

Total U.S. Government & Agency Obligations (Cost — $2,794,320)				2,786,091
			Shares
Preferred Stocks — 0.2%
Financials — 0.2%
Banks — 0.2%
Citigroup Inc.	6.250%		22,075	555,407
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.632%		4,100	102,295 (b)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.737%		2,136	48,359 (b)
Total Mortgage Real Estate Investment Trusts (REITs)				150,654

Total Preferred Stocks (Cost — $699,535)				706,061

Common Stocks — 0.1%
Consumer Staples — 0.1%
Consumer Staples Distribution & Retail — 0.1%
VCI Asset Holdings 2 LLC (Cost — $136,662)			136,662	144,178 *(e)(f)
Total Investments before Short-Term Investments (Cost — $276,408,772)				278,050,383
	Rate
Short-Term Investments — 0.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $715,459)	3.577%		715,459	715,459 (l)(m)
Total Investments — 98.8% (Cost — $277,124,231)				278,765,842
Other Assets in Excess of Liabilities — 1.2%				3,479,261
Total Net Assets — 100.0%				$282,245,103

See Notes to Financial Statements.
Western Asset Long Credit VIT 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Long Credit VIT
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	Security has no maturity date. The date shown represents the next call date.
(e)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	All or a portion of this loan has not settled as of June 30, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(k)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated
Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At June 30, 2026, the total market value of investments in Affiliated Companies was $715,459 and the cost was $715,459 (Note 6).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Financial Statements.

Western Asset Long Credit VIT 2026 Semi-Annual Report

 Western Asset Long Credit VIT
At June 30, 2026, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	289	9/26	$30,854,667	$30,936,548	$81,881
U.S. Treasury Long-Term Bonds	229	9/26	25,416,719	25,991,500	574,781
U.S. Treasury Ultra Long-Term Bonds	17	9/26	1,961,404	1,974,656	13,252
					669,914
Contracts to Sell:
U.S. Treasury 10-Year Notes	56	9/26	6,109,250	6,153,875	(44,625)
U.S. Treasury Ultra 10-Year Notes	259	9/26	28,717,577	29,129,406	(411,829)
					(456,454)
Net unrealized appreciation on open futures contracts					$213,460
At June 30, 2026, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
JPY	29,287,186	USD	184,667	JPMorgan Chase & Co.	7/16/26	$(4,312)

Abbreviation(s) used in this table:
JPY	—	Japanese Yen
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset Long Credit VIT 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $276,408,772)	$278,050,383
Investments in affiliated securities, at value (Cost — $715,459)	715,459
Foreign currency, at value (Cost — $57)	58
Cash	18,660
Interest receivable	3,928,300
Receivable for securities sold	3,585,756
Deposits with brokers for open futures contracts	807,195
Dividends receivable from affiliated investments	2,199
Receivable for Portfolio shares sold	1,581
Prepaid expenses	9
Total Assets	287,109,600
Liabilities:
Payable for securities purchased	4,617,996
Payable to brokers — net variation margin on open futures contracts	97,907
Investment management fee payable	81,058
Unrealized depreciation on forward foreign currency contracts	4,312
Trustees’ fees payable	322
Payable for Portfolio shares repurchased	109
Accrued expenses	62,793
Total Liabilities	4,864,497
Total Net Assets	$282,245,103
Net Assets:
Par value (Note 5)	$291
Paid-in capital in excess of par value	272,899,365
Total distributable earnings (loss)	9,345,447
Total Net Assets	$282,245,103
Shares Outstanding:
Class I	29,134,882
Net Asset Value:
Class I (and redemption price)	$9.69
See Notes to Financial Statements.

Western Asset Long Credit VIT 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2026

Investment Income:
Interest	$8,025,203
Dividends from affiliated investments	10,450
Dividends from unaffiliated investments	24,349
Less: Foreign taxes withheld	(1,114)
Total Investment Income	8,058,888
Expenses:
Investment management fee (Note 2)	488,629
Fund accounting fees	35,516
Audit and tax fees	26,462
Legal fees	9,071
Trustees’ fees	5,097
Commitment fees (Note 7)	1,157
Custody fees	1,136
Insurance	937
Shareholder reports	230
Transfer agent fees (Note 2)	25
Miscellaneous expenses	6,241
Total Expenses	574,501
Less: Fee waivers and/or expense reimbursements (Note 2)	(316)
Net Expenses	574,185
Net Investment Income	7,484,703
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	967,952
Futures contracts	(850,952)
Forward foreign currency contracts	(13,886)
Foreign currency transactions	1
Net Realized Gain	103,115
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(4,977,614)
Futures contracts	343,156
Forward foreign currency contracts	4,142
Foreign currencies	(2)
Change in Net Unrealized Appreciation (Depreciation)	(4,630,318)
Net Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(4,527,203)
Increase in Net Assets From Operations	$2,957,500
See Notes to Financial Statements.
Western Asset Long Credit VIT 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025	2026	2025
Operations:
Net investment income	$7,484,703	$13,988,980
Net realized gain	103,115	3,392,028
Change in net unrealized appreciation (depreciation)	(4,630,318)	4,392,762
Increase in Net Assets From Operations	2,957,500	21,773,770
Distributions to Shareholders From (Note 1):
Total distributable earnings	(413,086)	(16,745,286)
Decrease in Net Assets From Distributions to Shareholders	(413,086)	(16,745,286)
Portfolio Share Transactions (Note 5):
Net proceeds from sale of shares	1,214,414	52,144,247
Reinvestment of distributions	413,086	16,745,286
Cost of shares repurchased	(2,531,658)	(11,981,250)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	(904,158)	56,908,283
Increase in Net Assets	1,640,256	61,936,767
Net Assets:
Beginning of period	280,604,847	218,668,080
End of period	$282,245,103	$280,604,847
See Notes to Financial Statements.

Western Asset Long Credit VIT 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023[3]
Net asset value, beginning of period	$9.60	$9.39	$9.93	$10.00
Income (loss) from operations:
Net investment income	0.26	0.52	0.53	0.33
Net realized and unrealized gain (loss)	(0.16)	0.29	(0.49)	(0.07)[4]
Total income from operations	0.10	0.81	0.04	0.26
Less distributions from:
Net investment income	—	(0.56)	(0.46)	(0.33)
Net realized gains	(0.01)	(0.04)	(0.12)	—
Total distributions	(0.01)	(0.60)	(0.58)	(0.33)
Net asset value, end of period	$9.69	$9.60	$9.39	$9.93
Total return[5]	1.09%	8.59%	0.40%	2.85%[6]
Net assets, end of period (millions)	$282	$281	$219	$225
Ratios to average net assets:
Gross expenses	0.41%[7]	0.44%[8]	0.45%[8,9]	0.60%[7,9]
Net expenses[10,11]	0.41 [7]	0.44 [8]	0.45 [8]	0.45 [7]
Net investment income	5.36 [7]	5.36	5.39	5.31 [7]
Portfolio turnover rate	64%	101%	77%[12]	29%

See Notes to Financial Statements.
Western Asset Long Credit VIT 2026 Semi-Annual Report

Financial Highlights (cont’d)
[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]	For the period May 1, 2023 (inception date) to December 31, 2023.
[4]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain presented in the Statement of Operations due to the timing of the sales and repurchases of
Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.

[5]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Performance data is shown as of the date the Portfolio began to invest in accordance with its investment objective and guidelines.
[7]	Annualized.
[8]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[9]
Ratio includes 0.01% and 0.11%, for the year ended December 31, 2024 and for the period ended December 31,
2023, respectively, of non-recurring organizational and/or offering costs related to the inception of the Portfolio.

[10]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[11]	Reflects fee waivers and/or expense reimbursements.
[12]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate for the respective year presented would have been 76%.
See Notes to Financial Statements.

Western Asset Long Credit VIT 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Long Credit VIT (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio
Western Asset Long Credit VIT 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Long Credit VIT 2026 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$21,949,312	$419,084	$22,368,396
Other Corporate Bonds & Notes	—	225,875,163	—	225,875,163
Sovereign Bonds	—	10,294,715	—	10,294,715
Asset-Backed Securities	—	4,953,166	—	4,953,166
Senior Loans	—	3,798,263	—	3,798,263
Municipal Bonds	—	3,792,656	—	3,792,656
Collateralized Mortgage Obligations	—	3,331,694	—	3,331,694
U.S. Government & Agency Obligations	—	2,786,091	—	2,786,091
Preferred Stocks	$706,061	—	—	706,061
Common Stocks	—	—	144,178	144,178
Total Long-Term Investments	706,061	276,781,060	563,262	278,050,383
Short-Term Investments†	715,459	—	—	715,459
Total Investments	$1,421,520	$276,781,060	$563,262	$278,765,842
Other Financial Instruments:
Futures Contracts††	$669,914	—	—	$669,914
Total	$2,091,434	$276,781,060	$563,262	$279,435,756
Western Asset Long Credit VIT 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$456,454	—	—	$456,454
Forward Foreign Currency Contracts††	—	$4,312	—	4,312
Total	$456,454	$4,312	—	$460,766

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Portfolio is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Western Asset Long Credit VIT 2026 Semi-Annual Report

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(e) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses
Western Asset Long Credit VIT 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(g) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(h) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Western Asset Long Credit VIT 2026 Semi-Annual Report

(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Western Asset Long Credit VIT 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2026, the Portfolio held forward foreign currency contracts with credit related contingent features which had a liability position of $4,312. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties.
(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(k) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(l) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state

Western Asset Long Credit VIT 2026 Semi-Annual Report

income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Portfolio may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Portfolio may not receive such amounts for an extended period of time, depending on the country of investment.
(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Portfolio’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”), are the Portfolio’s subadvisers. FTFA, Western Asset and Western Asset London, are indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.).
Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets.
FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to the subadvisers the day-to-day portfolio management of the Portfolio. Western Asset London, provide certain subadvisory services related to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset London, monthly a subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
As a result of an expense limitation arrangement between the Portfolio and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not
Western Asset Long Credit VIT 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
subject to the recapture provision discussed below.
During the six months ended June 30, 2026, fees waived and/or expenses reimbursed amounted to $316, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at June 30, 2026, the Portfolio had no remaining fee waivers and/or expense reimbursements subject to recapture by FTFA. For the six months ended June 30, 2026, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolio’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Templeton. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolio’s shareholder servicing agent and acts as the Portfolio’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Templeton. The Portfolio pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, the Portfolio reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2026, the Portfolio incurred transfer agent fees as reported on the Statement of Operations, of which $25 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Templeton or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$136,212,599	$46,962,574
Sales	129,952,910	48,625,895

Western Asset Long Credit VIT 2026 Semi-Annual Report

At June 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$277,354,819	$4,803,816	$(3,392,793)	$1,411,023
Futures contracts	—	669,914	(456,454)	213,460
Forward foreign currency contracts	—	—	(4,312)	(4,312)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2026.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$669,914

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$456,454	—	$456,454
Forward foreign currency contracts	—	$4,312	4,312
Total	$456,454	$4,312	$460,766

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

Western Asset Long Credit VIT 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(850,952)	—	$(850,952)
Forward foreign currency contracts	—	$(13,886)	(13,886)
Total	$(850,952)	$(13,886)	$(864,838)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$343,156	—	$343,156
Forward foreign currency contracts	—	$4,142	4,142
Total	$343,156	$4,142	$347,298
During the six months ended June 30, 2026, the volume of derivative activity for the Portfolio was as follows:

Average Market Value*
Futures contracts (to buy)	$84,039,132
Futures contracts (to sell)	39,521,023
Forward foreign currency contracts (to buy)	186,313

*	Based on the average of the market values at each month-end during the period.
The following table presents the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Portfolio as of June 30, 2026.

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
JPMorgan Chase & Co.	—	$(4,312)	$(4,312)	—	$(4,312)
Total	—	$(4,312)	$(4,312)	—	$(4,312)

Western Asset Long Credit VIT 2026 Semi-Annual Report

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Shares of beneficial interest
At June 30, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of the Portfolio were as follows:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class I
Shares sold	125,976	$1,214,414	5,409,409	$52,144,247
Shares issued on reinvestment	43,030	413,086	1,744,138	16,745,286
Shares repurchased	(263,216)	(2,531,658)	(1,200,053)	(11,981,250)
Net increase (decrease)	(94,210)	$(904,158)	5,953,494	$56,908,283
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2026. The following transactions were effected in such company for the six months ended June 30, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$794,937	$25,612,685	25,612,685	$25,692,163	25,692,163
Western Asset Long Credit VIT 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$10,450	—	$715,459
7. Redemption facility
The Portfolio, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Templeton or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Portfolio shall, in addition to interest charged on any borrowings made by the Portfolio and other costs incurred by the Portfolio, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolio did not utilize the Global Credit Facility during the six months ended June 30, 2026.
8. Operating segments
The Portfolio operates as a single operating segment, which is an investment portfolio. A management group assigned to the Portfolio within the Portfolio’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Portfolio’s operating results and allocating resources in accordance with the Portfolio’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Portfolio’s Schedule of Investments provides details of the Portfolio’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Long Credit VIT 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset Long Credit VIT

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund and (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited in London (“WAML,” also known as the “Non-U.S. Subadviser,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 22, 2026. At an in-person meeting held on May 19, 2026, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadviser, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadviser. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreements between FTFA and the Non-U.S. Subadviser.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

Western Asset Long Credit VIT

As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-year and since inception periods ended December 31, 2025. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as BBB-rated corporate debt funds underlying variable insurance products by Broadridge, showed, among other data, that the Fund’s performance for the 1-year and since inception periods ended December 31, 2025 was above the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1-year and since inception periods
Western Asset Long Credit VIT

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
ended December 31, 2025. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of BBB-rated corporate debt funds underlying variable insurance products (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2027.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The

Western Asset Long Credit VIT

foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset Long Credit VIT

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Western Asset
Long Credit VIT
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Long Credit VIT
The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.
Western Asset Long Credit VIT
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolio at 877-6LM-FUND/656-3863.
Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Long Credit VIT. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.
Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

36280-SFSOI 8/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 19, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 19, 2026